Distribution Date:	10/18/21	CSAIL 2019-C17 Commercial Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Loan Servicing LLC, a Delaware limited liability
			company
Mortgage Loan Detail (Part 1)	13-14		General Contact	(305) 901-1000
Mortgage Loan Detail (Part 2)	15-16		2977 McFarlane Road,,Suite 300, | Miami , FL 33133
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12597BAQ2	2.094400%	19,860,000.00	14,884,131.85	371,500.12	25,977.77	0.00	0.00	397,477.89	14,512,631.73	30.20%	30.00%
A-2	12597BAR0	3.000000%	33,255,000.00	33,255,000.00	0.00	83,137.50	0.00	0.00	83,137.50	33,255,000.00	30.20%	30.00%
A-3	12597BAS8	2.769000%	30,344,000.00	30,344,000.00	0.00	70,018.78	0.00	0.00	70,018.78	30,344,000.00	30.20%	30.00%
A-4	12597BAT6	2.762800%	200,000,000.00	200,000,000.00	0.00	460,466.67	0.00	0.00	460,466.67	200,000,000.00	30.20%	30.00%
A-5	12597BAU3	3.016100%	236,350,000.00	236,350,000.00	0.00	594,046.03	0.00	0.00	594,046.03	236,350,000.00	30.20%	30.00%
A-SB	12597BAV1	2.956600%	40,481,000.00	40,481,000.00	0.00	99,738.44	0.00	0.00	99,738.44	40,481,000.00	30.20%	30.00%
A-S	12597BAY5	3.278300%	47,025,000.00	47,025,000.00	0.00	128,468.38	0.00	0.00	128,468.38	47,025,000.00	24.29%	24.13%
B	12597BAZ2	3.480200%	36,018,000.00	36,018,000.00	0.00	104,458.20	0.00	0.00	104,458.20	36,018,000.00	19.76%	19.63%
C	12597BBA6	3.933900%	39,021,000.00	39,021,000.00	0.00	127,920.59	0.00	0.00	127,920.59	39,021,000.00	14.85%	14.75%
D	12597BAC3	2.500000%	31,456,000.00	31,456,000.00	0.00	65,533.33	0.00	0.00	65,533.33	31,456,000.00	10.89%	10.82%
E-RR	12597BAF6	4.274549%	15,568,000.00	15,568,000.00	0.00	55,455.14	0.00	0.00	55,455.14	15,568,000.00	8.93%	8.88%
F-RR	12597BAH2	4.274549%	22,012,000.00	22,012,000.00	0.00	78,409.47	0.00	0.00	78,409.47	22,012,000.00	6.17%	6.13%
G-RR	12597BAK5	4.274549%	9,004,000.00	9,004,000.00	0.00	32,073.36	0.00	0.00	32,073.36	9,004,000.00	5.03%	5.00%
NR-RR* 12597BAM1		4.274549%	40,021,493.00	40,021,493.00	0.00	122,262.81	0.00	0.00	122,262.81	40,021,493.00	0.00%	0.00%
Z	12597BBC2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12597BAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			800,415,493.00	795,439,624.85	371,500.12	2,047,966.47	0.00	0.00	2,419,466.59	795,068,124.73

Notional Certificates
X-A	12597BAW9	1.362195%	607,315,000.00	602,339,131.85	0.00	683,752.97	0.00	0.00	683,752.97	601,967,631.73
X-B	12597BAX7	0.558420%	75,039,000.00	75,039,000.00	0.00	34,919.41	0.00	0.00	34,919.41	75,039,000.00
X-D	12597BAA7	1.774549%	31,456,000.00	31,456,000.00	0.00	46,516.83	0.00	0.00	46,516.83	31,456,000.00
Notional SubTotal			713,810,000.00	708,834,131.85	0.00	765,189.21	0.00	0.00	765,189.21	708,462,631.73

Deal Distribution Total					371,500.12	2,813,155.68	0.00	0.00	3,184,655.80

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12597BAQ2	749.45276183	18.70594763	1.30804481	0.00000000	0.00000000	0.00000000	0.00000000	20.01399245	730.74681420
A-2	12597BAR0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
A-3	12597BAS8	1,000.00000000	0.00000000	2.30750000	0.00000000	0.00000000	0.00000000	0.00000000	2.30750000	1,000.00000000
A-4	12597BAT6	1,000.00000000	0.00000000	2.30233335	0.00000000	0.00000000	0.00000000	0.00000000	2.30233335	1,000.00000000
A-5	12597BAU3	1,000.00000000	0.00000000	2.51341667	0.00000000	0.00000000	0.00000000	0.00000000	2.51341667	1,000.00000000
A-SB	12597BAV1	1,000.00000000	0.00000000	2.46383340	0.00000000	0.00000000	0.00000000	0.00000000	2.46383340	1,000.00000000
A-S	12597BAY5	1,000.00000000	0.00000000	2.73191664	0.00000000	0.00000000	0.00000000	0.00000000	2.73191664	1,000.00000000
B	12597BAZ2	1,000.00000000	0.00000000	2.90016658	0.00000000	0.00000000	0.00000000	0.00000000	2.90016658	1,000.00000000
C	12597BBA6	1,000.00000000	0.00000000	3.27824992	0.00000000	0.00000000	0.00000000	0.00000000	3.27824992	1,000.00000000
D	12597BAC3	1,000.00000000	0.00000000	2.08333323	0.00000000	0.00000000	0.00000000	0.00000000	2.08333323	1,000.00000000
E-RR	12597BAF6	1,000.00000000	0.00000000	3.56212359	0.00000000	0.00000000	0.00000000	0.00000000	3.56212359	1,000.00000000
F-RR	12597BAH2	1,000.00000000	0.00000000	3.56212384	0.00000000	0.00000000	0.00000000	0.00000000	3.56212384	1,000.00000000
G-RR	12597BAK5	1,000.00000000	0.00000000	3.56212350	0.00000000	0.00000000	0.00000000	0.00000000	3.56212350	1,000.00000000
NR-RR	12597BAM1	1,000.00000000	0.00000000	3.05492876	0.50719497	4.01825264	0.00000000	0.00000000	3.05492876	1,000.00000000
Z	12597BBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12597BAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12597BAW9	991.80677548	0.00000000	1.12586215	0.00000000	0.00000000	0.00000000	0.00000000	1.12586215	991.19506637
X-B	12597BAX7	1,000.00000000	0.00000000	0.46535015	0.00000000	0.00000000	0.00000000	0.00000000	0.46535015	1,000.00000000
X-D	12597BAA7	1,000.00000000	0.00000000	1.47879037	0.00000000	0.00000000	0.00000000	0.00000000	1.47879037	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	25,977.77	0.00	25,977.77	0.00	0.00	0.00	25,977.77	0.00
A-2	09/01/21 - 09/30/21	30	0.00	83,137.50	0.00	83,137.50	0.00	0.00	0.00	83,137.50	0.00
A-3	09/01/21 - 09/30/21	30	0.00	70,018.78	0.00	70,018.78	0.00	0.00	0.00	70,018.78	0.00
A-4	09/01/21 - 09/30/21	30	0.00	460,466.67	0.00	460,466.67	0.00	0.00	0.00	460,466.67	0.00
A-5	09/01/21 - 09/30/21	30	0.00	594,046.03	0.00	594,046.03	0.00	0.00	0.00	594,046.03	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	99,738.44	0.00	99,738.44	0.00	0.00	0.00	99,738.44	0.00
X-A	09/01/21 - 09/30/21	30	0.00	683,752.97	0.00	683,752.97	0.00	0.00	0.00	683,752.97	0.00
X-B	09/01/21 - 09/30/21	30	0.00	34,919.41	0.00	34,919.41	0.00	0.00	0.00	34,919.41	0.00
X-D	09/01/21 - 09/30/21	30	0.00	46,516.83	0.00	46,516.83	0.00	0.00	0.00	46,516.83	0.00
A-S	09/01/21 - 09/30/21	30	0.00	128,468.38	0.00	128,468.38	0.00	0.00	0.00	128,468.38	0.00
B	09/01/21 - 09/30/21	30	0.00	104,458.20	0.00	104,458.20	0.00	0.00	0.00	104,458.20	0.00
C	09/01/21 - 09/30/21	30	0.00	127,920.59	0.00	127,920.59	0.00	0.00	0.00	127,920.59	0.00
D	09/01/21 - 09/30/21	30	0.00	65,533.33	0.00	65,533.33	0.00	0.00	0.00	65,533.33	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	55,455.14	0.00	55,455.14	0.00	0.00	0.00	55,455.14	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	78,409.47	0.00	78,409.47	0.00	0.00	0.00	78,409.47	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	32,073.36	0.00	32,073.36	0.00	0.00	0.00	32,073.36	0.00
NR-RR	09/01/21 - 09/30/21	30	140,019.00	142,561.51	0.00	142,561.51	20,298.70	0.00	0.00	122,262.81	160,816.47
Totals			140,019.00	2,833,454.38	0.00	2,833,454.38	20,298.70	0.00	0.00	2,813,155.68	160,816.47

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,184,655.80
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,853,075.69	Master Servicing Fee	11,918.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,833.22
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	331.43
ARD Interest	0.00	Operating Advisor Fee	1,332.36
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	205.49
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,853,075.69	Total Fees	19,621.28

Principal		Expenses/Reimbursements
Scheduled Principal	371,500.12	Reimbursement for Interest on Advances	21.91
Unscheduled Principal Collections		ASER Amount	8,091.52
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,854.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	330.35
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	371,500.12	Total Expenses/Reimbursements	20,298.70

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,813,155.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	371,500.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,184,655.80
Total Funds Collected	3,224,575.81	Total Funds Distributed	3,224,575.78

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	795,439,625.46	795,439,625.46	Beginning Certificate Balance	795,439,624.85
(-) Scheduled Principal Collections	371,500.12	371,500.12	(-) Principal Distributions	371,500.12
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	795,068,125.34	795,068,125.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	795,840,578.01	795,840,578.01	Ending Certificate Balance	795,068,124.73
Ending Actual Collateral Balance	795,504,412.49	795,504,412.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.27%
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	10	79,315,951.60	9.98%	94	4.2930	2.104047	1.49 or less	14	247,598,033.79	31.14%	86	4.5286	0.649830
$10,000,000 to $19,999,999	13	181,392,713.00	22.81%	83	4.6611	1.700494	1.50 to 1.74	6	180,904,176.39	22.75%	93	4.4337	1.659477
$20,000,000 to $29,999,999	9	211,240,000.00	26.57%	94	4.1754	1.393449	1.75 to 1.99	6	111,365,502.74	14.01%	95	4.1681	1.866485
$30,000,000 to $39,999,999	2	62,885,057.37	7.91%	74	4.2973	1.913487	2.00 or more	13	255,200,412.42	32.10%	90	4.0535	2.673760
$40,000,000 to $49,999,999	3	125,234,403.37	15.75%	94	4.3309	1.393275	Totals	39	795,068,125.34	100.00%	90	4.3040	1.699615
$50,000,000 or more	2	135,000,000.00	16.98%	93	4.0100	2.124444
Totals	39	795,068,125.34	100.00%	90	4.3040	1.699615

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arkansas	2	19,700,425.90	2.48%	35	4.3000	1.470000
							Lodging	8	150,730,134.78	18.96%	94	4.4547	0.520823
California	3	56,032,502.75	7.05%	92	4.7209	0.550439
							Mixed Use	1	8,500,000.00	1.07%	95	4.4500	1.640000
Colorado	1	26,000,000.00	3.27%	95	3.9000	(0.320000)
							Multi-Family	19	182,255,511.69	22.92%	95	4.3930	1.722966
Florida	2	19,794,110.93	2.49%	54	5.0969	1.746926
							Office	10	230,160,523.43	28.95%	94	3.9878	2.178558
Georgia	15	91,192,558.84	11.47%	95	4.4373	1.791120
							Retail	39	190,536,898.08	23.96%	83	4.3886	1.966538
Illinois	6	9,475,365.42	1.19%	93	4.5829	1.856987
							Self Storage	4	32,885,057.37	4.14%	57	4.8050	2.090000
Indiana	2	1,461,815.00	0.18%	94	4.0320	2.790000
							Totals	81	795,068,125.34	100.00%	90	4.3040	1.699615
Louisiana	2	1,111,878.00	0.14%	94	4.0320	2.790000
Michigan	4	61,348,913.00	7.72%	95	3.5606	2.633518
Mississippi	1	24,240,000.00	3.05%	95	4.6000	1.980000
Nevada	2	40,000,000.00	5.03%	91	4.1593	1.697500
New Jersey	1	40,000,000.00	5.03%	95	3.6900	2.750000
New York	2	41,000,000.00	5.16%	95	3.9633	2.550000
North Carolina	7	86,342,972.75	10.86%	81	4.5865	1.752158
Ohio	1	3,917,919.93	0.49%	93	4.9000	1.320000
Oklahoma	1	8,090,170.76	1.02%	93	4.9000	0.540000
South Carolina	4	13,371,550.06	1.68%	92	5.1203	1.360326
Tennessee	3	16,900,017.00	2.13%	95	4.5805	2.878757
Texas	7	80,216,136.64	10.09%	94	4.3326	0.679681
Virginia	2	8,883,231.00	1.12%	95	4.2460	2.367198
Washington	3	75,000,000.00	9.43%	92	4.3780	1.720000
Washington, DC	3	17,900,000.00	2.25%	95	4.4500	1.640000
Wisconsin	6	43,116,048.00	5.42%	94	3.9712	1.905732
Wyoming	1	9,972,509.38	1.25%	94	4.0480	4.150000
Totals	81	795,068,125.34	100.00%	90	4.3040	1.699615

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
3.9999% or less	7	231,450,000.00	29.11%	95	3.7493	1.907507	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.0000% to 4.2499%	9	124,122,882.81	15.61%	95	4.1193	2.525803	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
4.2500% to 4.4999%	9	198,769,743.28	25.00%	87	4.3738	1.332865	25 months to 36 months	39	795,068,125.34	100.00%	90	4.3040	1.699615
4.5000% to 4.7499%	5	79,008,149.38	9.94%	94	4.6085	1.849157	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
4.7500% to 4.9999%	5	107,345,614.12	13.50%	83	4.8419	1.559875	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
5.0000% or more	4	54,371,735.75	6.84%	75	5.3275	0.327918	Totals	39	795,068,125.34	100.00%	90	4.3040	1.699615
Totals	39	795,068,125.34	100.00%	90	4.3040	1.699615

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 27

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
84 months or less	3	65,009,121.96	8.18%	45	4.7754	1.787451	Interest Only	11	266,493,000.00	33.52%	93	4.2406	1.655764
85 months to 119 months	36	730,059,003.38	91.82%	94	4.2620	1.691793	300 months or less	2	15,460,643.00	1.94%	94	4.7093	1.321829
120 months or more	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	26	513,114,482.34	64.54%	88	4.3247	1.733772
Totals	39	795,068,125.34	100.00%	90	4.3040	1.699615	360 months or more	0	0.00	0.00%	0	0.0000	0.000000
							Totals	39	795,068,125.34	100.00%	90	4.3040	1.699615

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 27

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information	3	82,660,147.75	10.40%	94	4.5180	1.566665				None
12 months or less	34	689,475,474.85	86.72%	89	4.2792	1.710219
13 months to 24 months	2	22,932,502.74	2.88%	95	4.2800	1.860000
25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	39	795,068,125.34	100.00%	90	4.3040	1.699615

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

   CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
34	30503086	RT	Richmond	VA	Actual/360	4.280%	27,338.50	0.00	0.00	N/A	09/05/29	--	7,665,000.00	7,665,000.00	10/05/21
35	30502724	LO	Lakeway	TX	Actual/360	4.250%	21,607.78	9,433.63	0.00	N/A	09/05/29	--	6,101,021.29	6,091,587.66	10/05/21
36	30316785	RT	Douglasville	GA	Actual/360	4.220%	21,627.50	0.00	0.00	09/01/29	08/01/34	--	6,150,000.00	6,150,000.00	10/01/21
37	30316786	RT	Coppell	TX	Actual/360	4.390%	22,315.83	0.00	0.00	08/01/29	07/01/34	--	6,100,000.00	6,100,000.00	10/01/21
1	30502948	OF	Seattle	WA	Actual/360	4.378%	273,625.00	0.00	0.00	N/A	06/05/29	--	75,000,000.00	75,000,000.00	10/05/21
2	30316768	OF	Caledonia Township	MI	Actual/360	3.550%	177,500.00	0.00	0.00	N/A	09/09/29	--	60,000,000.00	60,000,000.00	10/09/21
3	30502993	LO	Plano	TX	Actual/360	4.450%	161,111.47	65,561.97	0.00	N/A	07/05/29	--	43,445,788.95	43,380,226.98	10/05/21
4	30502960	MF	Various	GA	Actual/360	4.820%	168,325.32	52,542.15	0.00	N/A	09/05/29	--	41,906,718.54	41,854,176.39	10/05/21
5	30503178	OF	Morristown	NJ	Actual/360	3.690%	123,000.00	0.00	0.00	N/A	09/05/29	--	40,000,000.00	40,000,000.00	10/05/21
6	30316770	SS	Various	NC	Actual/360	4.805%	131,843.01	41,396.31	0.00	N/A	07/01/26	--	32,926,453.68	32,885,057.37	10/01/21
7	30503866	RT	Las Vegas	NV	Actual/360	3.741%	93,520.00	0.00	0.00	N/A	07/01/29	--	30,000,000.00	30,000,000.00	10/01/21
8	30316771	OF	Brookfield	WI	Actual/360	3.890%	90,604.58	0.00	0.00	08/01/29	08/01/31	--	27,950,000.00	27,950,000.00	10/01/21
9	30503793	MF	Athens	GA	Actual/360	3.970%	89,325.00	0.00	0.00	N/A	09/05/29	--	27,000,000.00	27,000,000.00	10/05/21
10	30316772	LO	Fort Collins	CO	Actual/360	3.900%	84,500.00	0.00	0.00	N/A	09/01/29	--	26,000,000.00	26,000,000.00	10/01/21
11	30503087	RT	Madison	MS	Actual/360	4.600%	92,920.00	0.00	0.00	N/A	09/05/29	--	24,240,000.00	24,240,000.00	10/05/21
12A1	30503751	RT	West Covina	CA	Actual/360	4.280%	50,875.77	21,944.65	0.00	N/A	09/06/29	--	14,264,235.83	14,242,291.18	09/06/20
12A2	30503752				Actual/360	4.280%	31,042.85	13,389.95	0.00	N/A	09/06/29	--	8,703,601.51	8,690,211.56	09/06/20
13	30316773	MF	Fort Worth	TX	Actual/360	4.141%	77,825.00	0.00	0.00	N/A	09/06/29	--	22,550,000.00	22,550,000.00	10/06/21
14	30316774	MF	Fayetteville	NC	Actual/360	4.100%	76,875.00	0.00	0.00	N/A	09/06/29	--	22,500,000.00	22,500,000.00	10/06/21
15	30316775	MF	Hartsdale	NY	Actual/360	3.787%	64,687.58	0.00	0.00	N/A	09/01/29	--	20,500,000.00	20,500,000.00	10/01/21
16	30503176	LO	Lake George	NY	Actual/360	4.140%	70,725.00	0.00	0.00	N/A	09/05/29	--	20,500,000.00	20,500,000.00	10/05/21
17	30316776	RT	Fayetteville	AR	Actual/360	4.300%	70,701.60	30,252.18	0.00	N/A	09/01/24	--	19,730,678.08	19,700,425.90	10/01/21
18	30316778	LO	Garden Grove	CA	Actual/360	5.253%	87,555.00	0.00	0.00	N/A	03/11/29	--	20,000,000.00	20,000,000.00	10/11/21
19	30503085	LO	Charlotte	NC	Actual/360	4.580%	73,761.68	28,528.28	0.00	N/A	09/05/29	--	19,326,205.42	19,297,677.14	10/05/21
20A2	30316779	Various	Various	Various	Actual/360	4.032%	33,600.00	0.00	0.00	N/A	08/01/29	--	10,000,000.00	10,000,000.00	10/01/21
20A3	30316780				Actual/360	4.032%	33,408.48	0.00	0.00	N/A	08/01/29	--	9,943,000.00	9,943,000.00	10/01/21
21	30503076	Various	Washington	DC	Actual/360	4.450%	66,379.17	0.00	0.00	N/A	09/05/29	--	17,900,000.00	17,900,000.00	10/05/21
22	30503388	MF	Memphis	TN	Actual/360	4.650%	58,125.00	0.00	0.00	N/A	09/05/29	--	15,000,000.00	15,000,000.00	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
23	30316781	OF	Atlanta	GA	Actual/360	4.180%	46,269.08	18,615.05	0.00	N/A	08/01/29	--	13,282,988.48	13,264,373.43	10/01/21
24	30502810	OF	Pacific Palisades	CA	Actual/360	4.680%	51,090.00	0.00	0.00	N/A	05/05/29	--	13,100,000.00	13,100,000.00	10/05/21
25	30503349	RT	Various	Various	Actual/360	4.900%	52,560.16	15,903.59	0.00	N/A	07/06/29	--	12,871,874.95	12,855,971.36	10/06/21
26	30316782	RT	Spring Hill	FL	Actual/360	5.451%	56,507.33	16,059.00	0.00	N/A	04/06/24	--	12,439,697.69	12,423,638.69	10/06/21
27	30502959	MF	Myrtle Beach	SC	Actual/360	5.250%	52,333.87	13,930.57	0.00	N/A	06/05/29	--	11,962,027.63	11,948,097.06	10/05/21
28	30503102	MF	Waxhaw	NC	Actual/360	4.920%	47,865.90	14,371.43	0.00	N/A	09/05/29	--	11,674,609.67	11,660,238.24	10/05/21
29	30315624	RT	Las Vegas	NV	Actual/360	5.415%	45,125.00	0.00	0.00	N/A	11/05/28	--	10,000,000.00	10,000,000.00	10/05/21
30	30503573	RT	Casper	WY	Actual/360	4.048%	33,688.94	14,329.73	0.00	N/A	08/06/29	--	9,986,839.11	9,972,509.38	10/06/21
31	30503471	MF	Windsor	WI	Actual/360	4.178%	32,178.00	0.00	0.00	N/A	08/05/29	--	9,243,000.00	9,243,000.00	10/05/21
32	30316783	LO	El Reno	OK	Actual/360	4.900%	33,034.86	0.00	0.00	N/A	07/01/29	--	8,090,170.76	8,090,170.76	10/01/21
33	30316784	LO	Crestview	FL	Actual/360	4.500%	27,696.43	15,241.63	0.00	N/A	09/01/29	--	7,385,713.87	7,370,472.24	10/01/21
Totals							2,853,075.69	371,500.12	0.00				795,439,625.46	795,068,125.34
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,013,632.63	3,870,128.78	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,142,318.00	9,273,024.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	2,931,048.12	240,804.58	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,199,484.72	18,442,906.88	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	21,117,874.62	22,902,299.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,267,374.91	3,427,449.66	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	52,113,243.84	51,620,597.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,670,619.00	2,701,518.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	2,138,670.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	69,523.32	(164,761.92)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,081,611.96	4,862,251.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	5,500,439.96	0.00	--	--	06/11/21	1,803,415.65	32,784.97	66,224.16	913,485.81	461,040.60	0.00
12A2	5,500,439.96	0.00	--	--	06/11/21	466,562.49	8,481.82	42,667.29	568,903.76	0.00	0.00
13	1,378,674.54	1,366,969.99	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,942,761.98	2,145,733.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,157,397.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,414,708.83	3,394,803.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,540,618.25	3,762,823.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(8,778,179.00)	(11,576,128.00)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,091,234.66	1,397,257.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20A2	12,452,068.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A3	12,452,068.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,335,798.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,834,230.38	2,150,146.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,578,135.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	960,946.09	951,902.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,113,822.84	1,117,796.17	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,258,731.66	3,030,395.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	798,326.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,082,505.28	1,388,453.54	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	5,968,378.28	6,037,445.44	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,913,304.20	2,326,397.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	735,415.82	724,867.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	356,537.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	676,363.49	1,230,521.44	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	753,739.39	862,391.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	96,943.42	230,059.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	948,300.42	326,612.08	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	469,540.26	640,413.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	191,783,446.84	141,180,288.01				2,269,978.14	41,266.79	108,891.45	1,482,389.57	461,040.60	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	22,932,502.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304010%	4.274409%	90
09/17/21	0	0.00	0	0.00	2	22,967,837.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304149%	4.274549%	91
08/17/21	0	0.00	0	0.00	2	23,000,321.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304273%	4.274672%	92
07/16/21	0	0.00	0	0.00	2	23,032,686.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304402%	4.274802%	93
06/17/21	0	0.00	0	0.00	2	23,067,665.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304465%	4.274864%	94
05/17/21	0	0.00	0	0.00	2	23,099,782.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304507%	4.274906%	95
04/16/21	0	0.00	0	0.00	2	23,134,522.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304552%	4.274951%	96
03/17/21	0	0.00	0	0.00	2	23,166,395.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304593%	4.274993%	97
02/18/21	0	0.00	0	0.00	3	31,296,567.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304648%	4.275047%	98
01/15/21	0	0.00	0	0.00	3	31,328,175.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304689%	4.275088%	99
12/17/20	0	0.00	2	23,269,497.22	1	8,090,170.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304729%	4.275128%	100
11/18/20	2	23,303,634.15	0	0.00	1	8,069,333.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304759%	4.275157%	101
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12A1	30503751	09/06/20	12	6	66,224.16	913,485.81	472,340.60	14,513,248.45	12/11/20	98
12A2	30503752	09/06/20	12	6	42,667.29	568,903.76	0.00	8,855,541.44	12/11/20	98
Totals					108,891.45	1,482,389.57	472,340.60	23,368,789.89
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		32,124,065	32,124,065	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		32,885,057	32,885,057	0		0
> 60 Months		730,059,003	707,126,501	22,932,503		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	795,068,125	772,135,623	0	0	22,932,503	0
Sep-21	795,439,625	772,471,788	0	0	22,967,837	0
Aug-21	795,775,589	772,775,268	0	0	23,000,322	0
Jul-21	796,080,163	773,047,476	0	0	23,032,687	0
Jun-21	796,292,229	773,224,564	0	0	23,067,665	0
May-21	796,473,317	773,373,534	0	0	23,099,783	0
Apr-21	796,670,204	773,535,682	0	0	23,134,523	0
Mar-21	796,849,837	773,683,442	0	0	23,166,395	0
Feb-21	797,078,421	765,781,853	0	0	31,296,568	0
Jan-21	797,256,480	765,928,305	0	0	31,328,176	0
Dec-20	797,433,855	766,074,187	0	23,269,497	8,090,171	0
Nov-20	797,606,325	766,233,358	23,303,634	0	8,069,333	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12A1	30503751	14,242,291.18	14,513,248.45		03/08/21	5,245,805.96	1.86000	06/30/20	09/06/29	334
12A2	30503752	8,690,211.56	8,855,541.44		03/08/21	5,245,805.96	1.86000	06/30/20	09/06/29	334
Totals		22,932,502.74	23,368,789.89			10,491,611.92

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12A1	30503751	RT	CA	12/11/20	98
10/12/2021 - SS negotiating with borrower for forbearance agreement. SS simultaneously preparing for foreclosure.

12A2	30503752	Various	Various	12/11/20	98
10/12/2021 - SS negotiating with borrower for forbearance agreement. SS simultaneously preparing for foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12A1	0.00	0.00	3,015.16	0.00	0.00	6,428.42	0.00	0.00	0.00	0.00	0.00	0.00
12A2	0.00	0.00	1,839.76	0.00	0.00	1,663.10	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	21.91	0.00	0.00	0.00
32	0.00	0.00	7,000.00	0.00	330.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,854.92	0.00	330.35	8,091.52	0.00	0.00	21.91	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 20,298.70

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the CSAIL 2019-C17 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27